Equity and Remuneration to Shareholders - Additional Information (Detail) R$ / shares in Units, R$ in Millions			1 Months Ended	12 Months Ended
	Apr. 30, 2019 BRL (R$)	Apr. 23, 2018 BRL (R$) R$ / shares shares	Apr. 30, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$) Installments R$ / shares shares	Dec. 31, 2017 BRL (R$) R$ / shares shares	Dec. 31, 2016 BRL (R$) R$ / shares shares	Dec. 31, 2015 BRL (R$)
Disclosure of reserves within equity [line items]
Share capital		R$ 7,294		R$ 7,294	R$ 6,294	R$ 6,294
Shares issued | shares		199,910,947		1,458,752,601	1,258,841,654	1,258,841,654
Par value per share | R$ / shares		R$ 5.00		R$ 5.00	R$ 5.00	R$ 5.00
Increase in capital		R$ 999
Amount subscribed and paid-up by the shareholders				R$ 1,325
Percentage of right to reduction in income tax				75.00%
Period of right to reduction in income tax				10 years
Right to reduction in income tax, starting period				2014
Incentives tax				R$ 9	R$ 1	R$ 7
Incentives tax reserve				R$ 67	R$ 58	57
Percentage of shares owned				80.00%
Mandatory dividends payout percentage				50.00%
Minimum annual dividend percentage on par value				6.00%	6.00%
Number of installments for dividend paid | Installments				2
Retained earnings				R$ 6,362	R$ 5,729	5,200
Equity				15,939	14,330	12,934	R$ 12,988
Interest on Equity				210
Minimum mandatory dividend payable				R$ 657	500	167
Major ordinary share transactions [member]
Disclosure of reserves within equity [line items]
Number of installments for dividend paid | Installments				2
Proposed divided	R$ 1,700
Retained earnings	(72)		R$ (72)
Interest on Equity				R$ 210
Equity in retained earnings reserve	751
Equity in incentives tax reserve	9
First adoption of IFRS 9 and IFRS 15 [member] | Major ordinary share transactions [member]
Disclosure of reserves within equity [line items]
Equity	157		157
Realisation of deemed cost of PP & E	42
Reversal of Expired dividends	R$ 42
Top of range [member]
Disclosure of reserves within equity [line items]
Percentage limit of Increase in share capital				10.00%
Capital reserves [member]
Disclosure of reserves within equity [line items]
Subscription of shares, to be capitalized				R$ 325
Equity				R$ 2,250	R$ 1,925	R$ 1,925	R$ 1,925
Common shares [member]
Disclosure of reserves within equity [line items]
Shares issued | shares		66,849,505		487,614,213	420,764,708	420,764,708
Minimum percentage for multiple vote procedure				5.00%
Mininum percentagae right to appoint board member				15.00%
Common shares [member] | Major ordinary share transactions [member]
Disclosure of reserves within equity [line items]
Minimum mandatory dividend payable			657
Preference shares [member]
Disclosure of reserves within equity [line items]
Shares issued | shares		133,061,442		971,138,388	838,076,946	838,076,946
Minimum annual dividend percentage on par value				10.00%
Minimum annual dividend percentage on equity portion				3.00%
Preference shares [member] | Major ordinary share transactions [member]
Disclosure of reserves within equity [line items]
Minimum mandatory dividend payable			R$ 867
Preferred shares [member]
Disclosure of reserves within equity [line items]
Mininum percentagae right to appoint board member				10.00%